Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components
Prepaid operating expenses	$ 253,973	$ 216,875	$ 225,756
Rent deposit	27,458	28,400	55,981
VAT receivable associated with SAIT	48,177	116,095	71,742
Tax credit receivable (short-term)	25,045	102,151	218,239
Miscellaneous receivable	859,271	363,260	8,368
Prepaid expenses and other current assets	$ 1,213,924	$ 826,781	$ 580,086